Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 48,959	$ 26,403
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance (Reversal of allowance) for doubtful accounts	(1,136)	188
Depreciation and amortization	2,910	739
Amortization of right-of-use assets	447	314
Deferred income tax expense (benefit)	(181)	190
Share-based compensation for employees	5,381
Share-based compensation for non-employees	1,779
Amortization of loan origination fees	93
Change in fair value of warrant liability	(19,714)
Changes in assets and liabilities
Accounts receivable	(24,043)	(12,705)
Prepayment and other assets	(19,340)	4,549
Unamortized produced content	442	1,261
Accounts payable	2,827	3,925
Advances from customers	(39)	372
Accrued liabilities and other payables	5,177	449
Other taxes payable	5,555	717
Operating lease liabilities	(376)	(310)
Net cash provided by operating activities	8,741	26,092
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(59)	(7)
Prepayments for acquisition of intangible assets	(2,722)	(15,311)
Payments for short term investment	(1,637)
Net cash used in investing activities	(4,418)	(15,318)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	6,228	(9,409)
Repayments of bank loans	(724)
Payment of loan origination fees	(146)
Contribution from shareholders		3,185
Cash acquired from the acquisition of TKK	23
Net cash (used in) provided by financing activities	5,381	(6,224)
Effect of exchange rate changes	1,108	(68)
Net increase in cash and cash equivalents	10,812	4,482
Cash and cash equivalents, at beginning of year	6,919	2,437
Cash and cash equivalents, at end of year	17,731	6,919
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	239	287
Right of use assets obtained in exchange for operating lease obligations		$ 2,339